SCHEDULE OF WARRANTS OUTSTANDING (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Warrants
Warrants outstanding	227,547
Weighted average exercise price	$ 10.08
Weighted average grant date fair value	$ 4.76
Weighted average remaining contractual term (years)	1 year 1 month 24 days	11 months 19 days
Aggregate intrinsic value	$ 598,993
Warrants outstanding, Granted	7,692
Weighted average exercise price, granted	$ 11.00
Weighted average grant date fair value, granted	$ 8.55
Weighted average remaining contractual term (years), granted	3 years 11 months 12 days
Aggregate intrinsic value, granted	$ 15,384
Warrants outstanding, Exercised	(62,500)
Weighted average exercise price, exercised	$ 9.52
Weighted average grant date fair value, exercised	$ 3.84
Warrants outstanding	172,739	227,547
Weighted average exercise price	$ 10.32	$ 10.08
Weighted average grant date fair value	$ 5.26	$ 4.76
Aggregate intrinsic value	$ 462,866	$ 598,993